Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 312,750,000.00
Total Fee Amount	43,190.78
Total Offset Amount	0.00
Net Fee	$ 43,190.78
Offering Table N/A
Offset Table N/A	N/A